Note 19 - Tax assets and liabilities- Tax Assets and Liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities Line Items
Tax Assets	€ 16,526,000,000	€ 17,083,000,000	€ 18,100,000,000
Current tax assets	1,199,000,000	1,765,000,000	2,784,000,000
Deferred tax assets	15,327,000,000	15,318,000,000	15,316,000,000
Tax liabilities	2,355,000,000	2,808,000,000	3,276,000,000
Current tax liabilities	545,000,000	880,000,000	1,230,000,000
Deferred tax liabilities	1,809,000,000	1,928,000,000	2,046,000,000
Pensions [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	439,000,000	456,000,000	405,000,000
Financial Instruments [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	1,292,000,000	1,386,000,000	1,401,000,000
Deferred tax liabilities	908,000,000	1,014,000,000	1,136,000,000
Impairment Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	1,683,000,000	1,636,000,000	1,375,000,000
Other [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	1,069,000,000	1,045,000,000	1,292,000,000
Deferred tax liabilities	901,000,000	914,000,000	910,000,000
Secured Tax Assets [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	9,361,000,000	9,363,000,000	9,363,000,000
Tax Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	€ 1,483,000,000	€ 1,432,000,000	€ 1,480,000,000